Segments (Tables)	12 Months Ended
Jan. 31, 2014
Segment Reporting Information, Profit (Loss) [Abstract]
Segment Net Sales, Operating Income, Interest Expense, Net, and Income From Continuing Operations Before Income Taxes
Information for the Company's segments, as well as the reconciliation to income from continuing operations before income taxes, is provided in the following table:

(Amounts in millions)	Walmart U.S.	Walmart International	Sam's Club	Corporate and Support	Consolidated
Fiscal Year Ended January 31, 2014
Net sales	$279,406	$136,513	$57,157	$—	$473,076
Operating income (loss)	22,351	5,454	1,975	(2,908)	26,872
Interest expense, net					(2,216)
Income from continuing operations before income taxes					$24,656
Total assets	$98,745	$85,370	$14,053	$6,583	$204,751
Depreciation and amortization	4,660	2,658	645	907	8,870
Capital Expenditures	6,378	4,463	1,071	1,203	13,115

Fiscal Year Ended January 31, 2013
Net sales	$274,433	$134,748	$56,423	$—	$465,604
Operating income (loss)	21,491	6,617	1,960	(2,343)	27,725
Interest Expense, net					(2,063)
Income from continuing operations before income taxes					$25,662
Total assets	$96,234	$85,695	$13,479	$7,697	$203,105
Depreciation and amortization	4,586	2,605	617	670	8,478
Capital Expenditures	5,994	4,640	868	1,396	12,898

Fiscal Year Ended January 31, 2012
Net sales	$264,186	$125,435	$53,795	$—	$443,416
Operating income (loss)	20,381	6,113	1,844	(1,847)	26,491
Interest Expense, net					(2,159)
Income from continuing operations before income taxes					$24,332
Total assets	$93,143	$81,289	$12,824	$6,150	$193,406
Depreciation and amortization	4,557	2,438	595	540	8,130
Capital Expenditures	6,226	5,274	823	1,187	13,510

Segment Revenue and Long-lived Assets
Total revenues, consisting of net sales and membership and other income, and long-lived assets, consisting primarily of property and equipment, net, aggregated by the Company's U.S. and non-U.S. operations for fiscal 2014, 2013 and 2012, are as follows:

	Fiscal Years Ended January 31,
(Amounts in millions)	2014	2013	2012
Total revenues
U.S. operations	$338,681	$332,788	$319,800
Non-U.S. operations	137,613	135,863	126,709
Total revenues	$476,294	$468,651	$446,509

Long-lived assets
U.S. operations	$79,644	$77,692	$75,881
Non-U.S. operations	38,263	38,989	36,443
Total long-lived assets	$117,907	$116,681	$112,324
No individual country outside of the U.S. had total revenues or long-lived assets that were material to the consolidated totals. Additionally, the Company did not generate material total revenues from any single customer.